Consolidated Statements of Stockholders’ Equity (Deficit) (Unaudited) - USD ($)	Series A Preferred Stock	Series B Preferred Stock	Series C Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total
Balances at Dec. 31, 2019	$ 8,119	$ 710	$ 1,488	$ 22,536	$ 10,376,391	$ (10,375,208)		$ 34,036
Balances (in Shares) at Dec. 31, 2019	8,118,993	7,115,089	14,880,641	22,536,091
Sale of Series C Preferred Stock			$ 235		53,229			53,464
Sale of Series C Preferred Stock (in Shares)			234,796
Warrants issued in connection with the sale of Series C Preferred Stock					46,536			46,536
Issuance of common stock for director services				$ 616	33,489			34,105
Issuance of common stock for director services (in Shares)				616,339
Recapitalization at reverse merger - May 20, 2020	$ (8,119)	$ (710)	$ (1,723)	$ 6,197	622,205			617,850
Recapitalization at reverse merger - May 20, 2020 (in Shares)	(8,118,993)	(7,115,089)	(15,115,437)	6,197,037
Issuance of common stock for services				$ 171	9,279			9,450
Issuance of common stock for services (in Shares)				170,987
Net loss						(2,803,029)		(2,803,029)
Balances at Dec. 31, 2020				$ 29,520	11,141,129	(13,178,237)		(2,007,588)
Balances (in Shares) at Dec. 31, 2020				29,520,454
Net loss						(654,004)		(654,004)
Balances at Mar. 31, 2021				$ 29,520	11,141,129	(13,832,241)		(2,661,592)
Balances (in Shares) at Mar. 31, 2021				29,520,454
Balances at Dec. 31, 2020				$ 29,520	11,141,129	(13,178,237)		(2,007,588)
Balances (in Shares) at Dec. 31, 2020				29,520,454
Net loss								(3,575,585)
Balances at Sep. 30, 2021				$ 29,520	11,141,129	(16,753,822)		(5,583,173)
Balances (in Shares) at Sep. 30, 2021				29,520,454
Balances at Dec. 31, 2020				$ 29,520	11,141,129	(13,178,237)		(2,007,588)
Balances (in Shares) at Dec. 31, 2020				29,520,454
Net loss								(9,100,686)
Balances at Dec. 31, 2021				$ 50,217	21,537,763	(22,278,923)	(3,990)	(694,933)
Balances (in Shares) at Dec. 31, 2021				50,217,308
Balances at Mar. 31, 2021				$ 29,520	11,141,129	(13,832,241)		(2,661,592)
Balances (in Shares) at Mar. 31, 2021				29,520,454
Net loss						(1,120,742)		(1,120,742)
Balances at Jun. 30, 2021				$ 29,520	11,141,129	(14,952,983)		(3,782,334)
Balances (in Shares) at Jun. 30, 2021				29,520,454
Net loss						(1,800,839)		(1,800,839)
Balances at Sep. 30, 2021				$ 29,520	11,141,129	(16,753,822)		(5,583,173)
Balances (in Shares) at Sep. 30, 2021				29,520,454
Net loss						(3,575,585)		(3,575,585)
Recapitalization October 1, 2021				$ 20,687	7,172,971			7,193,658
Recapitalization October 1, 2021 (in Shares)				20,686,369
Fair value of stock options and warrants vested					2,943,499			2,943,499
Issuance of common stock for services				$ 10	280,164			280,174
Issuance of common stock for services (in Shares)				10,485
Foreign currency translation adjustment							(3,990)	(3,990)
Net loss						(5,525,101)		(5,525,101)
Balances at Dec. 31, 2021				$ 50,217	21,537,763	(22,278,923)	(3,990)	(694,933)
Balances (in Shares) at Dec. 31, 2021				50,217,308
Fair value of stock options vested					235,690			235,690
Issuance of common stock for services				$ 361	129,489			129,850
Issuance of common stock for services (in Shares)				360,695
Foreign currency translation adjustment							451	451
Net loss						(2,159,938)		(2,159,938)
Balances at Mar. 31, 2022				$ 50,578	21,902,942	(24,438,861)	(3,539)	(2,488,880)
Balances (in Shares) at Mar. 31, 2022				50,578,003
Balances at Dec. 31, 2021				$ 50,217	21,537,763	(22,278,923)	(3,990)	(694,933)
Balances (in Shares) at Dec. 31, 2021				50,217,308
Issuance of common stock for director services								0.25
Net loss								(9,110,360)
Balances at Sep. 30, 2022				$ 105,402	38,474,527	(31,389,283)	(3,974)	7,186,672
Balances (in Shares) at Sep. 30, 2022				105,401,858
Balances at Mar. 31, 2022				$ 50,578	21,902,942	(24,438,861)	(3,539)	(2,488,880)
Balances (in Shares) at Mar. 31, 2022				50,578,003
Fair value of stock options vested					280,510			280,510
Conversion of convertible debt into common shares				$ 54,824	13,665,504			13,720,328
Conversion of convertible debt into common shares (in Shares)				54,823,855
Foreign currency translation adjustment							(1,773)	(1,773)
Net loss						(2,513,669)		(2,513,669)
Balances at Jun. 30, 2022				$ 105,402	35,848,956	(26,952,530)	(5,312)	8,996,516
Balances (in Shares) at Jun. 30, 2022				105,401,858
Fair value of stock options vested					2,625,571			2,625,571
Foreign currency translation adjustment							1,338	1,338
Net loss						(4,436,753)		(4,436,753)
Balances at Sep. 30, 2022				$ 105,402	$ 38,474,527	$ (31,389,283)	$ (3,974)	$ 7,186,672
Balances (in Shares) at Sep. 30, 2022				105,401,858